DERIVATIVE WARRANT LIABILITY (Details 2) (USD $)	3 Months Ended	9 Months Ended
	Sep. 30, 2014	Sep. 30, 2014
Change in Gain (Loss) on Derivative Liability
Beginning balance at beginning of period	$ 423,764
Initial loss on recognition of derivative liability		868,908
Increase in derivative liability resulting from additonal warrants issued to Full Circle	297,542
Balance at end of period	$ 541,397	$ 541,397